Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events
Note 19. Subsequent Events
The Company has evaluated subsequent events through March 28, 2023, the date that these financial statements were available to be issued.
Dragonfly Eye Limited Acquisition
On January 27, 2023 (the “Closing Date”), the Company entered into a Sale and Purchase Agreement for all of the issued and outstanding share capital of Dragonfly Eye Limited (“Dragonfly”), a company incorporated in England.
The aggregate purchase price consisted of (i) $5.6 million in cash, (ii) 1,885,149 shares of the Company’s Class A Common Stock, and (iii) $11.1 million in aggregate principal amount of subordinated convertible promissory notes (“Convertible Notes”). The purchase price is subject to customary adjustments based on working capital and the amount of Dragonfly’s transaction expenses and net indebtedness that remain unpaid as of the Closing Date, and indemnification obligations for certain claims made following the Closing Date.
Additionally, the sellers are eligible to receive an additional payment from the Company of up to £3.5 million pounds sterling (the “Earnout”) based on the achievement of certain U.S. GAAP revenue targets for 2023 by Dragonfly. In the event any part of the Earnout becomes payable, the Company may satisfy its payment obligations to the sellers with cash or common stock, pursuant to the Sale and Purchase Agreement.
STL Amendment
On March 17, 2023, the Company, entered into Amendment No. 1 ( “Amendment No. 1”) to its New Senior Term Loan dated July 29, 2022. Among other things, Amendment No. 1 provides for the extension of an incremental term loan by one of the lenders to the borrowers under the facility in the principal amount of $6.0 million, to be made on or around March 31, 2023, on the same terms as the existing term loans (the “Incremental Facility”). In connection with the funding of the Incremental Facility, the Company agreed to issue such lender thereof a warrant, expiring July 15, 2027, to purchase up to 80,000 shares of Class A Common Stock at an exercise price of $0.01 per share, in a transaction exempt from registration under the Securities Act of 1933, as amended, in reliance on Regulation D promulgated thereunder.